Average Annual Total Returns - DWS Enhanced Commodity Strategy Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 14, 2005	(7.64%)	(1.41%)	(5.00%)	(8.14%)	(3.03%)	(6.22%)	(4.56%)	(1.70%)	(3.61%)	Jun. 05, 2017	(4.44%)	(0.71%)	(4.69%)	Feb. 14, 2005	(2.77%)	(0.97%)	(5.15%)	Feb. 14, 2005	(1.68%)	0.13%	(4.12%)	Feb. 14, 2005	(1.88%)	(0.03%)	(4.25%)	(3.12%)	1.03%	(6.50%)